Subsequent Events (Unaudited)	6 Months Ended
Jun. 30, 2011
Subsequent Events (Unaudited)
Subsequent Events (Unaudited)

19. Subsequent Events (Unaudited)

In July 2011, the Company entered into a non-cancellable operating lease agreement to sublease office space located in San Francisco, California, which consists of approximately 32,000 square feet. The future minimum lease payments under the sublease totaled approximately $1.4 million. The lease expires in April 2013.